(18) PRIVATE PENSION PLAN (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	R$ 60,801	R$ 33,209
Opening balance	925,768	1,039,158	R$ 458,255
Business combination			59,089
Expenses (income) recognized in the statement of profit or loss	89,909	113,887	76,505
Sponsors' contributions transferred during the year	(105,938)	(81,822)	(73,388)
Actuarial loss (gain): effect of changes in demographic assumptions	345	17,383	3,602
Actuarial loss (gain): effect of changes in financial assumptions	650,786	(2,843)	889,773
Actuarial loss (gain): return on assets	(337,888)	(181,393)	(365,942)
Effect of asset ceiling	6,617	21,399	(8,738)
End balance	86,623	60,801	33,209
End balance	1,229,600	925,768	1,039,158
Other contributions		15,391	13,284
Total liability		941,160	1,052,442
Current	86,623	60,801	33,209
Noncurrent	1,156,639	880,360	1,019,233
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Net actuarial liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	690,000	800,445	437,670
Business combination			0
Expenses (income) recognized in the statement of profit or loss	62,330	84,501	64,514
Sponsors' contributions transferred during the year	(65,096)	(50,308)	(48,263)
Actuarial loss (gain): effect of changes in demographic assumptions	0	225	0
Actuarial loss (gain): effect of changes in financial assumptions	485,142	(6,993)	619,805
Actuarial loss (gain): return on assets	(264,569)	(137,870)	(273,282)
Effect of asset ceiling	0	0	0
End balance	907,807	690,000	800,445
Other contributions		14,436	12,914
Total liability		704,436	813,359
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Net actuarial liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	141,724	139,958	10,308
Business combination			0
Expenses (income) recognized in the statement of profit or loss	16,372	17,244	8,791
Sponsors' contributions transferred during the year	(25,460)	(17,296)	(13,405)
Actuarial loss (gain): effect of changes in demographic assumptions	0	328	0
Actuarial loss (gain): effect of changes in financial assumptions	135,540	(3,586)	193,653
Actuarial loss (gain): return on assets	(57,432)	5,076	(59,390)
Effect of asset ceiling	0	0	0
End balance	210,744	141,724	139,958
Other contributions		637	133
Total liability		142,361	140,091
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Net actuarial liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	16,424	18,954	10,277
Business combination			0
Expenses (income) recognized in the statement of profit or loss	1,553	2,067	1,677
Sponsors' contributions transferred during the year	(1,027)	(753)	(843)
Actuarial loss (gain): effect of changes in demographic assumptions	0	14	0
Actuarial loss (gain): effect of changes in financial assumptions	8,409	(372)	14,911
Actuarial loss (gain): return on assets	(4,230)	(3,486)	(7,068)
Effect of asset ceiling	0	0	0
End balance	21,129	16,424	18,954
Other contributions		158	8
Total liability		16,582	18,962
Rio Grande Energia S.A. [Member] | Net actuarial liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	0	4,972	0
Business combination			0
Expenses (income) recognized in the statement of profit or loss	(188)	253	158
Sponsors' contributions transferred during the year	(7,643)	(7,296)	(9,442)
Actuarial loss (gain): effect of changes in demographic assumptions	0	326	3,602
Actuarial loss (gain): effect of changes in financial assumptions	8,921	(45)	57,795
Actuarial loss (gain): return on assets	(7,707)	(19,610)	(38,403)
Effect of asset ceiling	6,617	21,399	(8,738)
End balance	0	0	4,972
Other contributions		160	228
Total liability		160	5,200
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Net actuarial liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	77,623	74,830	0
Business combination			59,089
Expenses (income) recognized in the statement of profit or loss	9,842	9,822	1,364
Sponsors' contributions transferred during the year	(6,712)	(6,169)	(1,438)
Actuarial loss (gain): effect of changes in demographic assumptions	345	16,490	0
Actuarial loss (gain): effect of changes in financial assumptions	12,774	8,153	3,613
Actuarial loss (gain): return on assets	(3,950)	(25,503)	12,201
Effect of asset ceiling	0	0	0
End balance	R$ 89,922	77,623	74,830
Other contributions		0	0
Total liability		R$ 77,623	R$ 74,830